UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             10/04/11
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
ADVANCED MICRO                  COM              007903107  191      37,600      SH      DEFINED   01, 02      37,600
                                                                                         OTHER     03
AGNICO EAGLE MI                 COM              008474108  226      3,800       SH      DEFINED   01, 02      3,800
                                                                                         OTHER     03
AMAZON  INC COM                 COM              023135106  1,020    4,715       SH      DEFINED   01, 02      4,715
                                                                                         OTHER     03
ANADARKO PETE C                 COM              032511107  281      4,460       SH      DEFINED   01, 02      4,460
                                                                                         OTHER     03
APPLE INC                       COM              037833100  5,833    15,298      SH      DEFINED   01, 02      15,298
                                                                                         OTHER     03
BAKER HUGHES IN                 COM              057224107  372      8,060       SH      DEFINED   01, 02      8,060
                                                                                         OTHER     03
BARCLAYS BK PLC                 VIX              06740C261  304      5,700       SH      DEFINED   01, 02      5,700
                                                                                         OTHER     03
BARRICK GOLD CO                 COM              067901108  243      5,200       SH      DEFINED   01, 02      5,200
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  1,322    12,368      SH      DEFINED   01, 02      12,368
                                                                                         OTHER     03
BROCADE MUNICAT                 COM              111621306  45       10,347      SH      DEFINED   01, 02      10,347
                                                                                         OTHER     03
CATERPILLAR INC                 COM              149123101  222      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
CF INDS HLDGS I                 COM              125269100  241      1,950       SH      DEFINED   01, 02      1,950
                                                                                         OTHER     03
CLIFFS NATURAL                  COM              18683K101  251      4,900       SH      DEFINED   01, 02      4,900
                                                                                         OTHER     03
COACH INC                       COM              189754104  254      4,900       SH      DEFINED   01, 02      4,900
                                                                                         OTHER     03
DEUTSCHE BK AG                  ETN              25154K809  296      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
DIREXION SHS ET                 BEAR             25459W144  4,064    61,607      SH      DEFINED   01, 02      61,607
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459W300  200      15,000      SH      DEFINED   01, 02      15,000
                                                                                         OTHER     03
DIREXION SHS ET                 BR3X             25459W482  213      6,500       SH      DEFINED   01, 02      6,500
                                                                                         OTHER     03
DR PEPPER SNAPP                 COM              26138E109  512      13,200      SH      DEFINED   01, 02      13,200
                                                                                         OTHER     03
DYNEGY INC DEL                  COM              26817G300  41       10,000      SH      DEFINED   01, 02      10,000
                                                                                         OTHER     03
EOG RES INC                     COM              26875P101  235      3,311       SH      DEFINED   01, 02      3,311
                                                                                         OTHER     03
FAMILY DLR STOR                 COM              307000109  203      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
FOCUS MEDIA HLD                 ADR              34415V109  423      25,100      SH      DEFINED   01, 02      25,100
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  303      9,956       SH      DEFINED   01, 02      9,956
                                                                                         OTHER     03
GOLDCORP INC NE                 COM              380956409  228      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
GOOGLE INC                      CALL             38259P908  268      500            CALL DEFINED   01, 02      500
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  206      400         SH      DEFINED   01, 02      400
                                                                                         OTHER     03
GREEN MTN COFFE                 COM              393122106  210      2,260       SH      DEFINED   01, 02      2,260
                                                                                         OTHER     03
HALLIBURTON CO                  COM              406216101  302      9,900       SH      DEFINED   01, 02      9,900
                                                                                         OTHER     03
INTERDIGITAL IN                 COM              45867G101  214      4,600       SH      DEFINED   01, 02      4,600
                                                                                         OTHER     03
ISHARES TR BARC                 YR               464287432  266      2,200       SH      DEFINED   01, 02      2,200
                                                                                         OTHER     03
ISHARES TR MSCI                 INDEX            464287465  586      12,262      SH      DEFINED   01, 02      12,262
                                                                                         OTHER     03
LAS VEGAS SANDS                 COM              517834107  242      6,300       SH      DEFINED   01, 02      6,300
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U100  535      9,700       SH      DEFINED   01, 02      9,700
                                                                                         OTHER     03
MICRON TECHNOLO                 COM              595112103  320      63,500      SH      DEFINED   01, 02      63,500
                                                                                         OTHER     03
MOSAIC CO NEW                   COM              61945C103  1,067    21,779      SH      DEFINED   01, 02      21,779
                                                                                         OTHER     03
NATIONAL OILWEL                 COM              637071101  343      6,700       SH      DEFINED   01, 02      6,700
                                                                                         OTHER     03
NETFLIX INC                     COM              64110L106  510      4,505       SH      DEFINED   01, 02      4,505
                                                                                         OTHER     03
NOVAGOLD RES IN                 COM              66987E206  71       11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
OIL SVC HOLDRS                  RCPT             678002106  717      6,955       SH      DEFINED   01, 02      6,955
                                                                                         OTHER     03
PENSON WORLDWID                 COM              709600100  44       30,314      SH      DEFINED   01, 02      30,314
                                                                                         OTHER     03
POTASH CORP SAS                 COM              73755L107  369      8,538       SH      DEFINED   01, 02      8,538
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  24,227   461,300     SH      DEFINED   01, 02      461,300
                                                                                         OTHER     03
PROSHARES TR II                 EURO             74347W882  829      43,000      SH      DEFINED   01, 02      43,000
                                                                                         OTHER     03
PROSHARES TR PS                 FINL             74347X146  338      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
SCHLUMBERGER LT                 COM              806857108  723      12,105      SH      DEFINED   01, 02      12,105
                                                                                         OTHER     03
SCHLUMBERGER LT                 CALL             806857908  3,438    50,000         CALL DEFINED   01, 02      50,000
                                                                                         OTHER     03
SELECT SECTOR S                 INT-ENE          81369Y506  497      8,501       SH      DEFINED   01, 02      8,501
                                                                                         OTHER     03
SILVER TRUST IS                 ISHARES          46428Q109  325      11,240      SH      DEFINED   01, 02      11,240
                                                                                         OTHER     03
SINA CORP                       ORD              G81477104  952      13,294      SH      DEFINED   01, 02      13,294
                                                                                         OTHER     03
SLM CORP                        COM              78442P106  205      16,500      SH      DEFINED   01, 02      16,500
                                                                                         OTHER     03
SOHU  INC COM                   COM              83408W103  892      18,500      SH      DEFINED   01, 02      18,500
                                                                                         OTHER     03
SPDR GOLD TRUST                 SHS              78463V107  1,686    10,669      SH      DEFINED   01, 02      10,669
                                                                                         OTHER     03
SPDR GOLD TRUST                 PUT              78463V957  683      4,500          PUT  DEFINED   01, 02      4,500
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  72,484   640,600     SH      DEFINED   01, 02      640,600
                                                                                         OTHER     03
SPDR S&P MIDCAP                 S&PDCRP          78467Y107  711      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
TIFFANY & CO NE                 COM              886547108  389      6,400       SH      DEFINED   01, 02      6,400
                                                                                         OTHER     03
WALTER ENERGY I                 COM              93317Q105  1,208    20,132      SH      DEFINED   01, 02      20,132
                                                                                         OTHER     03
WEATHERFORD INT                 SHS              H27013103  155      12,656      SH      DEFINED   01, 02      12,656
                                                                                         OTHER     03
WYNN RESORTS LT                 COM              983134107  461      4,010       SH      DEFINED   01, 02      4,010
                                                                                         OTHER     03
YAHOO INC                       COM              984332106  840      63,811      SH      DEFINED   01, 02      63,811
                                                                                         OTHER     03
YUM BRANDS INC                  COM              988498101  288      5,840       SH      DEFINED   01, 02      5,840
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:         135,124
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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